Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

6.  Cash and cash equivalents

An analysis of this caption is as follows:

	2017		2016
Short-term investments	Ps.	5,982,314	Ps.	4,433,559
Cash in banks	963,162		2,632,878
Cash on hand	5,403		4,814

Total cash and cash equivalents	Ps.	6,950,879	Ps.	7,071,251